STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 20.1%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$361,801

Global - 3.7%
Earthquake - 0.0% (a)
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $588,000; Original Acquisition Date: 11/15/2019)		$588,000	588,500

Multiperil - 3.7%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.700%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		8,135,000	8,573,070
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.240%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,764,360
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 7.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,855,512
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 10.375%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,441,973
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $3,929,000; Original Acquisition Date: 04/06/2017)		3,929,000	3,912,302
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)		8,893,000	8,906,339
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		6,640,000	6,640,000
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	2,915,454
Northshore Re 2018-1 Class A
(3 Month Libor USD + 8.010%), 07/08/2022 (b)(c)(d)(e) (Cost: $9,269,673; Original Acquisition Date: 07/02/2018)		9,290,000	9,370,823
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	4,023,321
Resilience Re Series 1711A
0.000%, 05/01/2022 (b)(e)(f)(g)(h) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—

			56,403,154

			56,991,654

Japan - 0.8%
Earthquake - 0.4%
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)		1,744,000	1,744,087
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $3,346,649; Original Acquisition Date: 05/02/2019)		3,362,000	3,367,043
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)		871,000	876,662

			5,987,792

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 0.4%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.930%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,950,024; Original Acquisition Date: 01/29/2020)	$2,960,000	$2,949,640
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,661,942; Original Acquisition Date: 03/09/2020)	2,669,000	2,665,530

		5,615,170

		11,602,962

Mexico - 0.5%
Earthquake - 0.3%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	3,619,000	3,638,000
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	642,802

		4,280,802

Windstorm - 0.2%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,276; Original Acquisition Date: 02/28/2020)	3,479,000	3,557,451

		7,838,253

United States - 15.1%
Earthquake - 3.3%
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.040%), 06/06/2022 (b)(c)(d)(e) (Cost: $13,219,000; Original Acquisition Date: 05/13/2020)	13,219,000	13,277,825
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.660%), 06/06/2022 (b)(c)(d)(e) (Cost: $12,227,000; Original Acquisition Date: 05/13/2020)	12,227,000	12,330,929
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	12,259,545
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $3,683,000; Original Acquisition Date: 10/08/2020)	3,683,000	3,705,098
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,303,000; Original Acquisition Date: 10/08/2020)	9,303,000	9,518,830

		51,092,227

Fire - 0.1%
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,066,992

Flood - 1.1%
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(e) (Cost: $12,171,896; Original Acquisition Date: 04/22/2020)	12,203,000	12,267,066
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(e) (Cost: $630,006; Original Acquisition Date: 07/17/2020)	632,000	634,528
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(e) (Cost: $726,491; Original Acquisition Date: 07/22/2020)	736,000	729,339
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(e) (Cost: $3,448,935; Original Acquisition Date: 04/28/2020)	3,500,000	3,441,725

		17,072,658

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.9%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.420%), 06/08/2022 (b)(c)(d)(e) (Cost: $5,208,773; Original Acquisition Date: 05/09/2019)	$5,219,000	$5,287,369
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	2,052,742
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e) (Cost: $7,258,364; Original Acquisition Date: 05/10/2018)	7,262,000	7,307,751
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	4,026,016
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $4,658,737; Original Acquisition Date: 03/08/2019)	4,662,000	4,692,069
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,104,586
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	30,538
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	16,251
Caelus Re 2018-1 Class D
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	2,707
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,111,772; Original Acquisition Date: 04/20/2020)	1,135,000	1,156,395
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	284,797
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	158,500
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,403,915
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 03/07/2022 (b)(c)(d)(e)(f) (Cost: $274,230; Original Acquisition Date: 02/12/2016)	274,230	82,269
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	4,566,415
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,329,245; Original Acquisition Date: 04/28/2020)	14,750,000	14,369,450
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,525,147; Original Acquisition Date: 04/29/2020)	10,883,000	10,586,982
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,608,342; Original Acquisition Date: 04/18/2018)	5,671,000	5,665,329
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,387,416; Original Acquisition Date: 04/18/2018)	5,389,000	5,422,951
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,586,583; Original Acquisition Date: 04/18/2018)	2,660,000	2,604,406

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.9% (continued)
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	$4,945,000	$4,965,275
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e) (Cost: $6,052,291; Original Acquisition Date: 10/04/2018)	6,054,000	6,062,476
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(e) (Cost: $2,485,613; Original Acquisition Date: 05/06/2020)	2,467,000	2,504,622
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(e) (Cost: $3,968,582; Original Acquisition Date: 03/20/2020)	4,000,000	4,056,000
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,905,478
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 03/07/2022 (b)(c)(d)(e)(f) (Cost: $1,353,174; Original Acquisition Date: 04/28/2016)	1,353,174	33,829
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.460%), 06/06/2022 (b)(c)(d)(e) (Cost: $7,350,561; Original Acquisition Date: 04/30/2018)	7,353,000	7,283,514
Residential Re 2019-I Class 12
(T-Bill 3 Month + 7.940%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	474,700
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,084,529; Original Acquisition Date: 05/08/2019)	1,088,000	1,084,573
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.230%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,266,179
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,763,749
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $586,000; Original Acquisition Date: 10/30/2020)	586,000	584,271
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,290,763
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $15,064,628; Original Acquisition Date: 03/23/2018)	15,079,000	12,590,965
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,735,116
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $565,725; Original Acquisition Date: 04/20/2020)	568,000	569,250

		120,992,338

Windstorm - 2.7%
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 5.040%), 06/08/2022 (b)(c)(d)(e) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	2,792,000	2,815,453
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.460%), 06/08/2023 (b)(c)(d)(e) (Cost: $12,320,000; Original Acquisition Date: 05/29/2020)	12,320,000	12,741,344
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,807,286
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,502,442
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e) (Cost: $13,605,389; Original Acquisition Date: 02/11/2019)	13,609,000	13,613,763

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 2.7% (continued)
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.230%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	$2,560,000	$2,587,904
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(f)(i) (Cost: $429,725; Original Acquisition Date: 03/06/2017)	429,725	133,988
Everglades II 2020-2 A
(T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,688,576
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.780%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	511,946
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.493%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,113,349
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.820%), 06/07/2022 (b)(c)(d)(e)(f) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	5,095

		41,521,146

		231,745,361

TOTAL EVENT LINKED BONDS (Cost $321,508,253)		308,540,031

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 65.2%
PARTICIPATION NOTES - 1.8%
Global - 1.8%
Multiperil - 1.8%
Alturas Re 2019-1 Class A
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	16,978
Alturas Re 2020-1 Class B
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $2,119,045; Original Acquisition Date: 12/27/2019)	2,986,529	473,962
Eden Re II 2018-1 Class A
03/22/2022 (b)(d)(e)(f)(i) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	88,899
Eden Re II 2018-1 Class B
03/22/2022 (b)(d)(e)(f)(i) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	91,003	1,196,987
Eden Re II 2019-1 Class B
03/22/2023 (b)(d)(e)(f)(i) (Cost: $70,357; Original Acquisition Date: 12/19/2018)	70,357	2,301,382
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(f)(h)(i) (Cost: $5,000,000; Original Acquisition Date: 12/26/2019)	5,000,000	2,473,466
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(f)(i) (Cost: $6,750,000; Original Acquisition Date: 12/21/2020)	6,750,000	5,304,619
Eden Re II 2022-1 Class B
03/20/2026 (b)(d)(e)(f)(h)(i) (Cost: $5,000,000; Original Acquisition Date: 12/17/2021)	5,000,000	5,039,415
Limestone Re 2018-1 A
03/01/2022 (b)(d)(e)(f)(i) (Cost: $1,008; Original Acquisition Date: 06/20/2018)	1,008	—
Limestone Re 2019-1 B
09/09/2022 (b)(d)(e)(f)(i) (Cost: $48,023; Original Acquisition Date: 12/24/2018)	48,023	—
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(f)(i) (Cost: $70,009; Original Acquisition Date: 06/25/2019)	70,009	121,277
Limestone Re 2020-1 A
03/01/2024 (b)(d)(e)(f)(i) (Cost: $2,589; Original Acquisition Date: 02/19/2021)	2,589	151,018
Sector Re V Series 10 Class A
03/01/2025 (b)(e)(f) (Cost: $10,650; Original Acquisition Date: 04/24/2020)	10,650	577,383
Sector Re V Series 10 Class B
03/01/2025 (b)(e)(f) (Cost: $11,358; Original Acquisition Date: 04/24/2020)	11,358	615,771
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(f)(h) (Cost: $4,552,562; Original Acquisition Date: 04/24/2019)	4,561,699	3,524,973
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(f)(h) (Cost: $2,543,950; Original Acquisition Date: 04/24/2019)	2,549,056	1,969,739
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(f)(h) (Cost: $317,690; Original Acquisition Date: 12/10/2019)	319,973	941,468
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(f) (Cost: $23,716; Original Acquisition Date: 04/24/2019)	23,759	558,890
Sussex Re 2020-A
12/31/2022 (e)(f)(i) (Cost: $0; Original Acquisition Date: 01/22/2020)	—	249,705

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 1.8% (continued)
Sussex Re 2021-A
12/31/2022 (b)(e)(f)(h)(i) (Cost: $345,463; Original Acquisition Date: 12/29/2020)	$345,463	$328,127
Sussex Re 2022-A
12/31/2023 (b)(e)(f)(h)(i) (Cost: $1,820,000; Original Acquisition Date: 01/05/2022)	1,820,000	1,831,176
Versutus 2018 A-5
06/30/2022 (b)(e)(f)(h)(i) (Cost: $27,668; Original Acquisition Date: 12/15/2017)	27,668	—
Versutus 2019-B
12/31/2022 (b)(e)(f)(i) (Cost: $2,171,304; Original Acquisition Date: 12/21/2018)	2,171,304	—

TOTAL PARTICIPATION NOTES (Cost $31,014,923)		27,765,235

	SHARES	VALUE
PREFERENCE SHARES - 63.0%
Global - 62.9%
Marine/Energy - 0.0% (a)
Kauai (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $25,453,436; Original Acquisition Date: 01/07/2016)	51,394	76,212

Multiperil - 62.9%
Altiplano (Mt. Logan Re) (b)(e)(f)(h) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	18,667,463
Arenal (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $47,236,033; Original Acquisition Date: 05/07/2015)	165,450	28,834,463
Baldwin (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $36,040,864; Original Acquisition Date: 01/04/2018)	1,328,746	—
Biscayne (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 04/30/2014)	46,979	—
Bowery (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $72,856,150; Original Acquisition Date: 09/29/2017)	200,075	50,783,216
Brighton (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $65,486,352; Original Acquisition Date: 06/12/2020)	1,022,526	63,397,317
Cardinal Re 2015-1 (b)(e)(f)(h)(i) (Cost: $23,779,747; Original Acquisition Date: 07/29/2015)	149	16,355,630
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	49,848
Cumberland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	6,876,457
Cypress (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $19,143,689; Original Acquisition Date: 05/31/2017)	125,090,500	14,735,286
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $35,602,195; Original Acquisition Date: 12/16/2015)	504,899	3,957,935
Florblanca (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $21,283,384; Original Acquisition Date: 12/29/2016)	77,550	20,414,231
Freeport (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $28,036,717; Original Acquisition Date: 04/04/2018)	750,718	—
Harambee Re 2018 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/15/2017)	276	106,417
Harambee Re 2019 (b)(e)(f)(i) (Cost: $10,604; Original Acquisition Date: 12/21/2018)	11,829	31,390
Hatteras (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $61,009,247; Original Acquisition Date: 12/30/2014)	58,673	34,481,999
Hudson Charles (Mt. Logan Re) (b)(e)(f)(h) (Cost: $12,736,141; Original Acquisition Date: 01/02/2014)	12,736	8,645,152
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(h) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	12,254,836
Hudson Paul 3 (Mt. Logan Re) (b)(e)(f)(h) (Cost: $50; Original Acquisition Date: 03/31/2017)	—	41
Iseo (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	—
Kensington (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $41,613,604; Original Acquisition Date: 08/16/2018)	954,585	54,577,152
Latigo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $33,585,477; Original Acquisition Date: 01/06/2014)	473	28,721,992
Lorimer (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/03/2019)	501,528	—
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(h)(i) (Cost: $1,132,091; Original Acquisition Date: 07/30/2019)	11,516	794,222
Mackinac (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $11,173,894; Original Acquisition Date: 02/05/2015)	55,584	21,841,580
Madison (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $42,403,124; Original Acquisition Date: 12/12/2016)	97,141	27,303,210

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	SHARES	VALUE
Multiperil - 62.9% (continuned)
Mohonk (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	$62,646,906
Mulholland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $12,372,687; Original Acquisition Date: 12/26/2013)	114	—
Pelham (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	3,747,760
Peregrine LCA (b)(e)(f)(h)(i) (Cost: $76,799,993; Original Acquisition Date: 12/27/2016)	11,238,563	76,579,827
Rondout (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $124,494,340; Original Acquisition Date: 06/19/2014)	136,709	108,961,162
Sheepshead (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $61,135,351; Original Acquisition Date: 06/12/2020)	969,034	60,350,428
Skytop (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	—
SR0001 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $23,209,069; Original Acquisition Date: 12/29/2016)	42,944	2,378,367
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex Designated Investment Series (b)(e)(f)(h)(i) (Cost: $2,347,603; Original Acquisition Date: 01/22/2019)	4,790	138,123
Sussex Designated Investment Series Dec 19 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	99,176
Sussex Designated Investment Series May 2019 (b)(e)(f)(h)(i) (Cost: $564,313; Original Acquisition Date: 06/20/2019)	1,378	217,657
Sutton (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	727,432
Thopas Re 2019 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/21/2018)	4,812	—
Turing Re 2017-1 (b)(e)(f)(h)(i) (Cost: $17,970,179; Original Acquisition Date: 05/23/2017)	400,000	314,410
Twin Lakes (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/04/2016)	86,107	2,219,376
Viribus Re 2018 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/22/2017)	1,416,046	—
Viribus Re 2019 (b)(e)(f)(h)(i) (Cost: $617,030; Original Acquisition Date: 12/26/2018)	601,833	44,483
Windsor (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	—
Woodside (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $65,331,923; Original Acquisition Date: 06/12/2020)	1,012,875	62,686,375
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	—
Yoho (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $70,037,892; Original Acquisition Date: 05/17/2016)	357,363	29,169,854
Yorkville (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $130,097,000; Original Acquisition Date: 05/31/2019)	143,394	144,276,414

		967,387,587

		967,463,799

United States - 0.1%
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—

Windstorm - 0.1%
Riverdale (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $11,792,426; Original Acquisition Date: 06/10/2020)	251,610	1,973,175
SR0006 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		1,973,175

		1,973,175

TOTAL PREFERENCE SHARES (Cost $1,399,596,840)		969,436,974

PRIVATE FUND UNITS - 0.4%
Global - 0.4%
Multiperil - 0.4%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,354,728; Original Acquisition Date: 01/20/2017)	1,549	701,436
Aeolus Property Catastrophe J18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,053,271; Original Acquisition Date: 02/20/2018)	1,053	2,077,752
Aeolus Property Catastrophe J19 Keystone Fund (b)(e)(f)(h)(i) (Cost: $30,656; Original Acquisition Date: 01/14/2019)	31	275,253
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(h)(i) (Cost: 5,588,873; Original Acquisition Date: 07/06/2017)	5,589	897,485
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $2,322,836; Original Acquisition Date: 07/17/2018)	2,323	2,093,954

TOTAL PRIVATE FUND UNITS (Cost $10,350,364)		6,045,880

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $1,440,962,127)		1,003,248,089

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2022 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(h)(i)(j)		$—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $38,859,468)		—

SHORT-TERM INVESTMENTS - 7.1%
Money Market Fund - 7.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (k)	$55,008,448	55,008,448
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (k)	55,008,453	55,008,453
First American Government Obligations Fund - Class Z - 0.03% (k)	5	5
First American Treasury Obligations Fund - Class Z - 0.01% (k)	4	4
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (k)	4	4

TOTAL SHORT-TERM INVESTMENTS (Cost $110,016,914)		110,016,914

TOTAL INVESTMENTS (Cost $1,911,346,762) - 92.4%		1,421,805,034

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%		116,433,430

TOTAL NET ASSETS - 100.0%		$1,538,238,464

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,311,538,415. Foreign concentration is as follows: Bermuda: 81.2%, Cayman Islands: 1.5%, Singapore: 1.1%, Ireland: 0.6%, Supranational: 0.6%, and Great Britain: 0.3%.

(c)

Variable rate security. Reference rates as of January 31, 2022 are as follows: 3 Month Euribor -0.55%, 3 Month Libor 0.30%, T-Bill 3 Month 0.23%, and 6 Month Libor 0.53%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2022 was $298,670,642, which represented 19.4% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Non-income producing security.
(i)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $955,626,361, which represents 62.1% of net assets.
(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures, including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There was a transfer between Level 2 and Level 3 during the reporting period. The transfer from Level 2 to Level 3 occurred because there was no longer observable market data for the security as of January 31, 2022. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$361,801	$—	$361,801
Global(1)	—	56,991,654	—	56,991,654
Japan	—	11,602,962	—	11,602,962
Mexico	—	7,838,253	—	7,838,253
United States	—	228,892,661	2,852,700	231,745,361

Total Event-Linked Bonds	—	305,687,331	2,852,700	308,540,031
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	27,765,235	27,765,235
Preference Shares
Global(1)	—	—	967,463,799	967,463,799
United States(1)	—	—	1,973,175	1,973,175

Total Preference Shares	—	—	969,436,974	969,436,974
Private Fund Units(2)	—	—	6,045,880	6,045,880

Total Quota Shares and Other Reinsurance-Related Securities	—	—	1,003,248,089	1,003,248,089
Limited Liability Partnership(1)(2)	—	—	—	—
Money Market Funds	110,016,914	—	—	110,016,914

Total Assets	$110,016,914	$305,687,331	$1,006,100,789	$1,421,805,034

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2022:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership
Beginning Balance - November 1, 2021	$894,721	$38,088,811	$1,090,751,683	$12,998,650	$—
Acquisitions	—	6,977,211	—	—	—
Dispositions	—	(17,986,403)	(65,409,790)	(7,299,542)	(7,030,996)
Realized gains (losses)	—	141,026	(13,757,023)	(1,585,927)	—
Return of capital	—	(241,906)	(64,114,574)	—	—
Change in unrealized appreciation/(depreciation)	(146,606)	786,496	21,966,678	1,932,699	7,030,996
Transfers in/(out) Level 3	2,104,585	—	—	—	—

Ending Balance - January 31, 2022	$2,852,700	$27,765,235	$969,436,974	$6,045,880	$—

As of January 31, 2022, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(79,581) for Event-Linked Bonds, $786,496 for Participation Notes, $14,733,474 for Preference Shares, $1,932,699 for Private Fund Units, and $7,030,996 for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the significant quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2022.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/22	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$19,577,011	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$10.8MM $0.2MM-$11.6MM	$3.5MM $4.5MM

Preference Shares	Financial Services	$929,869,482	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$94.3MM $0.0MM-$68.3MM	$20.8MM $29.7MM

Private Fund Units	Financial Services	$6,045,880	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$1.5MM-$66.9MM $9.4MM-$27.0MM	$25.2MM $17.3MM

Limited Liability Partnership	Financial Services	$—	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$72.7MM $0.0MM-$84.0MM	$40.9MM $47.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities valued by the Adviser Valuation Committee not listed above include participation notes and preference shares valued at zero as there are no anticipated future cash flows. Additionally, other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $2,852,700 for Event-Linked Bonds, $8,188,224 for Participation Notes, and $39,567,492 for Preference Shares and $0 for Private Fund Units.